Lease	12 Months Ended
Dec. 31, 2020
Lease
Lease

25. Lease

The Group has operating leases mainly for offices, offline experience centers, customer service centers and logistics centers. Rent expense under operating leases was RMB39,581 for the year ended December 31, 2018. Operating lease cost for the years ended December 31, 2019 and 2020 was RMB42,315 and RMB56,841, respectively, which excluded cost of short-term contracts. Short-term lease costs for the years ended December 31, 2019 and 2020 were RMB17,629 and RMB6,916, respectively. Rental expenses based on ASC 840 were RMB39,581 for the year ended December 31, 2018.

A summary of supplemental information related to operating leases as of December 31, 2019 and 2020 is as follows:

	As of December 31, 2019	As of December 31, 2020
	RMB	RMB
Operating lease ROU assets	159,321	105,938
Operating lease liabilities-current	38,608	40,204
Operating lease liabilities-non-current	113,782	70,427
Total operating lease liabilities	152,390	110,631
Weighted average remaining lease term	3.81	2.91
Weighted average discount rate	11.6%	11.5%

	For the year ended	For the year ended
	December 31, 2019	December 31, 2020
	RMB	RMB
Operating cash flows for operating leases	64,739	56,841
ROU assets obtained in exchange for new operating lease liabilities	138,049	6,916

As of December 31, 2020, the Company had RMB767 of short term lease commitments under non-cancellable operating leases.

25. Lease (Continued)

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2020 is as follows:

As of December 31, 2020
RMB
2021	50,087
2022	37,237
2023	34,822
2024	6,946
Total lease payments	129,092
Less: interest	(18,461)
Present value of operating lease liabilities	110,631

As of December 31, 2020, the Group has no significant lease contract that has been entered into but not yet commenced.